MANAGERS AMG FUNDS

            ESSEX AGGRESSIVE GROWTH FUND
            ----------------------------

                 Semi-Annual Report
                   April 30, 2002

            ESSEX AGGRESSIVE GROWTH FUND

                Semi-Annual Report
                  April 30, 2002
                    (unaudited)

                TABLE OF CONTENTS

                                                            Begins
                                                            on Page
                                                            -------
LETTER TO SHAREHOLDERS                                         1

TOTAL RETURNS                                                  2
  Complete return table showing before tax and after tax
   returns for each share class

SCHEDULE OF PORTFOLIO INVESTMENTS                              3
  Detailed portfolio listings by security type and industry
   sector, as valued at April 30, 2002

FINANCIAL STATEMENTS:
  Statement of Assets and Liabilities                          5
    Fund balance sheet, net asset value (NAV) per share
    computation and cumulative undistributed amounts

  Statement of Operations                                      6
    Detail of sources of income, Fund expenses, and realized
    and unrealized gains (losses) during the period

  Statements of Changes in Net Assets                          7
    Detail of changes in Fund assets for the past two periods

FINANCIAL HIGHLIGHTS                                           8
  Historical net asset values per share, total returns,
  expense ratios, turnover ratios and net assets

NOTES TO FINANCIAL STATEMENTS                                  10
  Accounting and distribution policies, details of agreements and transactions with Fund management and affiliates


LETTER TO SHAREHOLDERS

Dear Fellow Shareholders:

  In the six months since our last report, the stock market has remained rather volatile and relatively directionless as investors continue to struggle with the timing and magnitude of a recovery in corporate profits. During the final months of 2001, stocks recovered sharply from post-
September 11th lows as a result of aggressive Federal
Reserve easing along with continued strong consumer spending and what seemed at the time to be swift success of the military campaign in Afghanistan. However, perceptions quickly changed as we moved into 2002. In the wake of the well-publicized collapse of Enron, concerns about the quality of disclosure and accounting data mired some stocks, and many technology issues traded lower as investors may have believed that the fourth quarter rally was over-done. Despite the broad averages moving lower since the end of 2001, there has been wide variation in performance across sectors, capitalization and types of stocks. For example, stocks in cyclical, energy and consumer staples sectors appreciated, and small capitalization stocks in general have performed significantly better than large capitalization stocks.

  While much of the uncertainty immediately present in the wake of September has subsided, there remains a high amount of risk as terrorist and military activity remains profuse in the Middle East. The financial markets' volatility as a result of this risk has, in turn, put additional stresses on the operational and financial structure of many businesses. We believe that these are among the primary reasons why the market has yet to stabilize, and why it will remain relatively volatile for the foreseeable future.

  This has been a difficult period for Managers AMG Essex
Aggressive Growth Fund. For the six months ended April 30,
2002, the Fund's Investor Class shares returned -8.47%, while the Russell 3000 Index returned 4.49% and the Russell
3000 Growth Index returned -1.31% for the same period.
Since March 1, 2002 a second, institutional, class of shares has been offered, which, apart from a different fee structure, is virtually identical to the Investor class. A table that displays the total returns for each of the Fund's classes over various time periods is located on page
2 of this report. In addition, this report contains a listing of the portfolio as of April 30, 2002, along with detailed financial reports.

  As always, we post any news or other pertinent information about the Fund as soon as applicable on our website at www.managersamg.com. Should you have any questions about this report, please feel free to contact us at 1-800-835-3879, or visit the website. We thank you for your investment.


Sincerely,

Peter M. Lebovitz
President
Managers AMG Funds

ESSEX AGGRESSIVE GROWTH FUND
AVERAGE ANNUAL TOTAL RETURNS, before and after taxes (unaudited)

For the 1-month ended April 30, 2002 and all other periods ended March 31, 2002

                                     1 Month             Periods ended March 31, 2002
                                     ended        ----------------------------------------------
                                     April 30,                             Since       Inception
                                     2002          3 Months    1 Year      Inception   Date
                                     -----------  ----------------------------------------------
Before taxes:
----------------------------------
Essex Aggressive Growth Fund -
  Institutional Class                   (3.91)%        -           -       1.68%       Mar. '02
S&P 500 Index                           (6.06)%        -           -       1.46%

After taxes (1) - Institutional
  Class only:
   Return After Taxes on Distributions      -          -           -          -
   Return After Taxes on Distributions
    and Sale of Fund Shares                 -          -           -          -

Before taxes:
----------------------------------
Essex Aggressive Growth Fund -
  Investor Class                        (4.03)%      (11.72)%   (19.08)%    (6.78)%    Nov. '99
S&P 500 Index                           (6.06)%        0.27%      0.24%     (5.45)%

After taxes (1) - Investor Class only:
  Return After Taxes on Distributions   (4.03)%      (11.72)%   (19.08)%    (6.78)%
  Return After Taxes on Distributions
   and Sale of Fund Shares              (2.47)%       (7.19)%   (11.71)%    (5.37)%


Past performance is not a guarantee of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. For more information regarding Managers AMG Funds, including fees, expenses and risks, please call (800) 835-3879 or visit our website at www.managersamg.com for a Prospectus. Please read the Prospectus carefully before you invest or send money. The Prospectus is not an offer to sell shares in the Funds. Distributed by Managers Distributors, Inc., a NASD member.

(1) After-tax returns are calculated by Lipper. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

ESSEX AGGRESSIVE GROWTH FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2002 (unaudited)

                                              SHARES        VALUE
                                              ----------    -----------
Common Stocks - 94.5%
Consumer Discretionary - 21.9%
Charter Communications, Inc.*                 180,600 1     $ 1,479,114
Comcast Corp., Special Class A,
  non-voting shares*                           56,400 1       1,508,700
eBay, Inc.*                                    41,000         2,177,100
Home Depot, Inc.                               42,900         1,989,273
Sony Corp., Sponsored ADR                      53,700 1       2,910,540
Staples, Inc.*                                156,900         3,133,293
Starbucks Corp.*                               43,900         1,001,798
Viacom, Inc., Class B*                         65,900 1       3,103,890
West Marine, Inc.*                            100,000 1       2,218,000
Williams-Sonoma, Inc.*                         47,000 1       2,707,670
                                                            -----------
Total Consumer Discretionary                                 22,229,378
                                                            -----------
Consumer Staples - 5.8%
Dreyer's Grand Ice Cream, Inc.                 73,975         3,451,674
Gillette Co.                                   70,000         2,483,600
                                                            -----------
Total Consumer Staples                                        5,935,274
                                                            -----------
Energy - 4.5%
Anadarko Petroleum Corp.                       41,100         2,212,002
Apache Corp.                                   40,300         2,350,699
                                                            -----------
Total Energy                                                  4,562,701
                                                            -----------
Financials - 8.9%
ACE, Ltd.                                      51,100 1       2,223,872
American International Group, Inc.             25,000         1,728,000
Willis Group Holdings LTD*                    100,000 1       2,925,000
XL Capital Ltd., Class A                       23,100         2,179,485
                                                            -----------
Total Financials                                              9,056,357
                                                            -----------
Health Care - 13.0%
Amgen, Inc.*                                   19,600 1       1,036,448
Charles River Laboratories
  International, Inc.*                         93,200 1       2,791,340
Cytyc Corp.*                                   46,000 1         722,660
Esperion Therapeutics, Inc.*                  355,300         1,783,251
Martek Biosciences Corp.*                      41,200         1,191,504
Medical Staffing Network Holdings, Inc.*       29,100 1         705,384
Medtronic, Inc.                                60,000         2,681,400
Meridian Medical Technologies, Inc.*           59,400 1       2,277,990
                                                            -----------
Total Health Care                                            13,189,977
                                                            -----------
Industrials - 22.9%
Alliant Techsystems, Inc.*                     56,200         6,052,740
Armor Holdings, Inc.*                         123,700 1       3,135,795
Education Management Corp.*                    54,400         2,345,728
ExpressJet Holdings, Inc.*                     34,500 1         495,075
General Dynamics Corp.                         23,600         2,291,324
JetBlue Airways Corp.*                         40,800 1       2,052,240
Lockheed Martin Corp.                          40,200         2,528,580
United Parcel Service, Inc., Class B           36,700 1       2,203,468
Waste Connections, Inc.*                       38,400 1       1,355,520

The accompanying notes are an integral part of these financial statements.
                                  3

ESSEX AGGRESSIVE GROWTH FUND
SCHEDULE OF PORTFOLIO INVESTMENTS (continued)

Industrials (continued)
                                              SHARES        VALUE
                                              ----------    -----------
Weight Watchers International, Inc.*           22,600 1         853,376
                                                            -----------
Total Industrials                                            23,313,846
                                                            -----------
Information Technology - 17.5%
Anteon International Corp.*                    44,200 1       1,005,550
Apple Computer, Inc.*                          32,400           786,348
ARM Holdings plc, Sponsored ADR*              100,000           970,000
Intel Corp.                                    74,700         2,137,167
Intuit, Inc.*                                  56,300         2,205,834
Itron, Inc.*                                    4,200 1         149,730
Lexmark International Group, Inc., Class A*    40,800         2,439,024
Microsoft Corp.*                               60,000         3,135,600
OSI Systems, Inc.*                            140,500 1       2,807,190
Sun Microsystems, Inc.*                       267,700         2,189,786
                                                            -----------
Total Information Technology                                 17,826,229
                                                            -----------
Total Common Stocks
  (cost $94,008,144)                                         96,113,762
                                                            -----------
Other Investment Companies - 26.7%2
  JPMorgan Prime Money Market Fund,
   Institutional Class Shares, 1.80%        3,944,344         3,944,344
Navigator Securities Lending
  Prime Portfolio, 2.07%3                  23,212,013        23,212,013
                                                            -----------
Total Other Investment Companies
  (cost $27,156,357)                                         27,156,357
                                                            -----------
Total Investments - 121.2%
  (cost $121,164,501)                                       123,270,119
Other Assets, less Liabilities - (21.2)%                    (21,591,528)
                                                            -----------
Net Assets - 100.0%                                        $101,678,591
                                                            ===========

Note: Based on the cost of investments of $121,164,501 for Federal income tax purposes at April 30, 2002, the aggregate gross unrealized appreciation and depreciation were $9,479,720 and $7,374,102, respectively, resulting in net unrealized appreciation of investments of $2,105,618.

* Non-income-producing securities.

1 Some of these shares, amounting to a market value of $22,321,893, or 22.0% of net assets, were out on loan to various brokers.

2 Yields shown for these investment companies represent the April 30, 2002, seven-day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.

3 Collateral received from brokers for securities lending was invested in this short-term investment.

INVESTMENT ABBREVIATIONS:
ADR: Securities whose value is determined or significantly influenced by trading on ex-changes not located in the United States or Canada.
       ADR after the name of a holding stands for American Depositary
       Receipt, representing ownership of foreign securities on deposit with a domestic custodian bank.

The accompanying notes are an integral part of these financial statements.

ESSEX AGGRESSIVE GROWTH FUND
STATEMENT OF ASSETS AND LIABILITIES
April 30, 2002 (unaudited)

Assets:
  Investments at value                        $ 123,270,119
  Receivable for investments sold                 2,020,207
  Dividends, interest and other receivables          31,329
  Prepaid expenses                                   20,184
                                              -------------
    Total assets                                125,341,839
                                              -------------
Liabilities:
  Payable upon return of securities loaned       23,212,013
  Payable for investments purchased                 159,827
  Payable for Fund shares repurchased               118,162
  Accrued expenses:
  Investment advisory and management fee             85,907
  Other                                              87,339
                                              -------------
    Total liabilities                            23,663,248
                                              -------------
Net Assets                                    $ 101,678,591
                                              =============
Institutional Class Shares:
--------------------------
Net Assets                                    $ 101,650,819
                                              =============
Shares outstanding                               12,525,791
                                              =============
Net asset value, offering and redemption
  price per share                                    $ 8.12
                                                     ======
Investor Class Shares:
----------------------
Net Assets                                         $ 27,772
                                              =============
Shares outstanding                                    3,429
                                              =============
Net asset value, offering and redemption
  price per share                                    $ 8.10
                                                     ======
Net Assets Represent:

  Paid-in capital                             $ 207,859,219
  Undistributed net investment loss                (530,119)
  Accumulated net realized loss from
    investments                                (107,756,127)
  Net unrealized appreciation of investments      2,105,618
                                              -------------
Net Assets                                    $ 101,678,591
                                              =============
Investments at cost                           $ 121,164,501
                                              =============

The accompanying notes are an integral part of these financial statements.

ESSEX AGGRESSIVE GROWTH FUND
STATEMENT OF OPERATIONS
For the six months ended April 30, 2002 (unaudited)

Investment Income:
-----------------
  Dividend income                         $    95,901
  Interest income                              76,043
  Securities lending fees                       4,907
                                          -----------
    Total investment income                   176,851
                                          -----------
Expenses:
--------
  Investment advisory and management fees     588,328
  Professional fees                            44,621
  Transfer agent                               42,034
  Registration fees                            24,922
  Custodian                                    21,922
  Trustees fees                                 9,149
  Insurance                                     4,255
  12b-1 distribution fees - Investor Class         33
  Miscellaneous                                10,839
                                          -----------
    Total expenses before expense offsets     746,103
  Less: Expense reimbursement                 (32,176)
    Expense reduction                          (6,957)
                                          -----------
  Net expenses                                706,970
                                          -----------
    Net investment loss                      (530,119)
                                          -----------
Net Realized and Unrealized Loss:
--------------------------------
  Net realized loss on investments         (6,950,591)
  Net unrealized depreciation of
    investments                            (1,074,815)
                                          -----------
  Net realized and unrealized loss         (8,025,406)
                                          -----------
Net Decrease in Net Assets
  Resulting from Operations               $(8,555,525)
                                          ===========

The accompanying notes are an integral part of these financial statements.

ESSEX AGGRESSIVE GROWTH FUND
STATEMENT OF CHANGES IN NET ASSETS

                                           For the six
                                           months ended       For the fiscal
                                           April 30, 2002     year ended
                                           (unaudited)        October 31, 2001
                                           --------------     ----------------
Decrease in Net Assets
----------------------
  From Operations:
  Net investment loss                        $  (530,119)      $    (813,986)
  Net realized loss on investments            (6,950,591)        (94,443,427)
  Net unrealized depreciation
    of investments                            (1,074,815)        (60,895,420)
                                           --------------     ----------------
    Net decrease in net assets
      resulting from operations               (8,555,525)       (156,152,833)
                                           --------------     ----------------
From Capital Share Transactions:
-------------------------------
  Institutional Class Shares: *
    Proceeds from sale of shares               18,427,292                  -
    Increase from conversion shares           206,776,098                  -
    Cost of shares repurchased                (39,645,665)                 -
                                           --------------     ----------------
      Increase from institutional
        share transactions                    185,557,725                  -
                                           --------------     ----------------
Investor Class Shares:
---------------------
    Proceeds from sale of shares                1,215,872         53,032,120
    Decrease from conversion shares          (206,776,098)                 -
    Cost of shares repurchased                 (1,192,934)       (98,032,008)
                                           --------------     ----------------
      Decrease from investor
        share transactions                   (206,753,160)       (44,999,888)
                                           --------------     ----------------
        Total decrease in net assets          (29,750,960)      (201,152,721)
                                           --------------     ----------------
Net Assets:
----------
  Beginning of period                         131,429,551        332,582,272
  End of period                            $  101,678,591     $  131,429,551
                                           ==============     ================
End of period undistributed
  net investment loss                      $     (530,119)    $            -
                                           ==============     ================
------------------------------------------------------------------------------

Share Transactions:
------------------
  Institutional Class Shares: *
    Sale of shares                              1,926,517                  -
    Increase from conversion shares            12,407,362                  -
    Shares repurchased                         (4,249,187)                 -
                                           --------------     ----------------
  Increase in institutional shares             10,084,692                  -
                                           ==============     ================
  Investor Class Shares:

    Sale of shares                                142,165          4,359,923
    Decrease from conversion shares           (12,407,362)                 -
    Shares repurchased                           (138,736)        (9,145,483)
                                           --------------     ----------------
Decrease in investor shares                   (12,403,933)        (4,785,560)
                                           ==============     ================

* Institutional Class Shares commenced operations on March 1, 2002.

The accompanying notes are an integral part of these financial statements.

ESSEX AGGRESSIVE GROWTH FUND-INSTITUTIONAL CLASS
FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

                                         For the
                                         period* ended
                                         April 30, 2002
                                         (unaudited)
                                         --------------
Institutional Class Shares:

Net Asset Value, Beginning of Period         $  8.31
                                            ---------
Income from Investment Operations:
  Net investment loss                          (0.04)
  Net realized and unrealized
    loss on investments                        (0.15)
                                            ---------
Total from investment operations               (0.19)
                                            ---------
Net Asset Value, End of Period               $  8.12
                                            =========
------------------------------------------------------------
Total Return (a)                               (2.29)% (b)
============================================================
Ratio of net expenses to average net assets      1.20% (c)
Ratio of net investment loss to average
  net assets                                   (0.90)% (c)
Portfolio turnover                                105% (b)
Net assets at end of period (000' s omitted)  $101,651
============================================================
Ratios absent expense offsets (d):
---------------------------------
Ratio of total expenses to average net assets    1.27% (c)
Ratio of net investment loss to average
  net assets                                   (0.97)% (c)
============================================================
* Commencement of operation was March 1, 2002.

(a) Total return would have been lower and net investment loss would have been higher had certain expenses not been reduced.
(b) Not annualized.
(c) Annualized.
(d) Ratio information assuming no reduction of Fund expenses.
    (See Notes to Financial Statements.)


ESSEX AGGRESSIVE GROWTH FUND-INVESTOR CLASS
FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

                                           For the six
                                           months ended       For the fiscal year
                                           April 30, 2002      ended October 31,
                                                           ------------------------
                                           (unaudited)        2001         2000
                                           -------------   ----------   -----------
Investor Class Shares:

Net Asset Value,
  Beginning of Period                         $  8.85       $  16.94     $   10.00
                                            ----------      ---------   -----------
Income from Investment Operations:
  Net investment loss                           (0.06)         (0.05)        (0.06)
  Net realized and unrealized gain
    (loss) on investments                       (0.69)         (8.04)         7.00
                                            ----------      ---------   -----------
    Total from investment operations            (0.75)         (8.09)         6.94
                                            ----------      ---------   -----------
Net Asset Value, End of Period                $  8.10       $   8.85     $   16.94
                                            =========       =========   ===========
-----------------------------------------------------------------------------------
Total Return (a)                                (8.47)% (b)   (47.76)%      69.40%
===================================================================================
Ratio of net expenses to average net assets       1.45% (c)      1.10%       1.10%
Ratio of net investment loss to average
  net assets                                     (1.15)%(c)    (0.41)%     (0.49)%
Portfolio turnover                                  105%(b)       212%        160%
Net assets at end of period (000's omitted)          $28      $131,430    $332,582
===================================================================================
Ratios absent expense offsets (d):
---------------------------------
Ratio of total expenses to average net assets     1.52% (c)      1.16%       1.13%
Ratio of net investment loss to average
  net assets                                    (1.22)% (c)    (0.47)%     (0.52)%

(a) Total return would have been lower and net investment loss would have been higher had certain expenses not been reduced.
(b) Not annualized.
(c) Annualized.
(d) Ratio information assuming no reduction of Fund expenses.
    (See Notes to Financial Statements.)


ESSEX AGGRESSIVE GROWTH FUND
NOTES TO FINANCIAL STATEMENTS

April 30, 2002 (unaudited)

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Managers AMG Funds (the "Trust") is a no-load, open-end management investment company, organized as a Massachusetts business trust, and registered under the Investment Company
Act of 1940 (the "1940 Act"), as amended. Currently, the
Trust is comprised of a number of different funds, each having distinct investment management objectives, strategies, risks and policies. Included in this report is an equity fund, the Essex Aggressive Growth Fund (the
"Fund").

Currently, the Fund offers Institutional and Investor Class shares. The Fund commenced issuing Institutional Class shares on March 1, 2002. Institutional shares are designed primarily for institutional investors that meet certain administrative and servicing criteria and have a minimum investment of $100,000. Investor shares are offered to all other investors. Each class represents interest in the same assets of the Fund and the classes are identical except for class specific expenses related to shareholder activity.
Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain
Fund level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.
Both classes have equal voting privileges except that each class has exclusive voting rights with respect to its services and/or distribution plan.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United
States of America which require management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

(a) VALUATION OF INVESTMENTS
Equity securities traded on a domestic or international securities exchange and over-the-counter securities are valued at the last quoted sale price, or, lacking any sales, at the last quoted bid price. Fixed-income securities are valued based on valuations furnished by independent pricing services that utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented, by dealer and exchange quotations. Short-term investments, having a remaining maturity of 60 days or less, are valued at amortized cost, which approximates market. Investments in other regulated investment companies are valued at their end of day net asset value per share. Securities (including derivatives) for which market quotations are not readily available are valued at fair value, as determined in good faith, and pursuant to procedures adopted by the Board of Trustees of the Trust.

(b) SECURITY TRANSACTIONS
Security transactions are accounted for as of trade date.
Realized gains and losses on securities sold are determined on the basis of identified cost.

(c) INVESTMENT INCOME AND EXPENSES
Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed. These dividends are recorded as soon as the Trust is informed of the ex-dividend date.
Dividend income on foreign securities is recorded net of any withholding tax. Interest income is recorded on the accrual basis and includes amortization of discounts and premiums. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Other income and expenses are recorded on an accrual basis. Expenses, which cannot be directly attributed to the Fund, are apportioned among the Funds in the Trust, and in some cases other affiliated funds based upon their relative average net assets or number of shareholders. The Fund has a "balance credit" agreement with the custodian bank whereby the Fund is credited with an interest factor equal to 75% of the average monthly Fed
Funds Rate for account balances left uninvested overnight.
This credit serves to reduce the custody expense that would otherwise be charged to the Fund. For the six months ended
April 30, 2002, the custody expense was reduced under this agreement by $6,957.

(d) DIVIDENDS AND DISTRIBUTIONS
Dividends resulting from net investment income and distributions of capital gains, if any, normally will be declared and paid annually in December and when required for Federal excise tax purposes. Distributions are recorded on the ex-dividend date and are declared separately for each class. Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for losses deferred due to wash sales, contributed securities and possibly equalization accounting for tax purposes. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital.

(e) FEDERAL TAXES
The Fund intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended; to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. Therefore, no provision for Federal income or excise tax is included in the accompanying financial statements.

(f) CAPITAL LOSS CARRYOVERS
As of April 30, 2002, the Fund had accumulated net realized capital loss carryovers of $6,517,686 and $94,287,850.
These amounts may be used for Federal income tax purposes to offset future realized capital gains, if any, through October 31, 2008 and 2009, respectively.

(g) CAPITAL STOCK
The Trust's Declaration of Trust authorizes for the issuance of an unlimited number of Institutional and Investor shares of beneficial interest, without par value.
The Fund records sales and repurchases of its capital stock on the trade date. The cost of securities contributed to the Fund in connection with the issuance of shares are based on the valuation of those securities in accordance with the Fund's policy on investment valuation. Dividends and distributions to shareholders are recorded on the ex-dividend date.

At April 30, 2002, one unaffiliated omnibus institutional shareholder individually held 15% of the outstanding shares of the Fund.

(h) REPURCHASE AGREEMENTS
The Fund may enter into repurchase agreements provided that the value of the underlying collateral, including accrued interest, will be equal to or exceed the value of the repurchase agreement during the term of the agreement. The underlying collateral for all repurchase agreements is held in safekeeping by the Fund's custodian or at the Federal
Reserve Bank.

If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(2) AGREEMENTS AND TRANSACTIONS WITH AFFILIATES
The Trust has entered into an Investment Management
Agreement under which The Managers Funds LLC (the
Investment Manager"), a subsidiary of Affiliated Managers
Group, Inc. ("AMG"), serves as investment manager to the Fund and is responsible for the Fund's overall administration. The Fund is distributed by Managers
Distributors, Inc. ("MDI"), a wholly-owned subsidiary of The Managers Funds LLC. The Fund's investment portfolio is managed by Essex Investment Management Company, LLC
("Essex"), which serves pursuant to a Sub-Advisory
Agreement by and between the Investment Manager and Essex with respect to the Fund. AMG indirectly owns a majority interest in Essex. Certain Trustees and Officers of the Fund are Officers and/or Directors of the Investment
Manager, AMG and/or MDI.

The Fund is obligated by its Investment Management
Agreement to pay monthly a management fee to the Investment
Manager at an annual rate of 1.00% of the average daily net assets of the Fund. The Investment Manager, in turn, pays
Essex 1.00% of the average daily net assets of the Fund for its services as sub-advisor. Under the Investment
Management Agreement with the Fund, the Investment Manager provides a variety of administrative services to the Fund.
The Investment Manager receives no additional compensation from the Fund for these services. Pursuant to a Reimbursement Agreement between the Investment Manager and
Essex, Essex reimburses the Investment Manager for the costs that the Investment Manager bears in providing such services to the Fund.

Prior to the commencement of offering of the Institutional
Class shares on March 1, 2002, the Investment Manager had voluntarily agreed to reimburse the Fund to the extent total annual operating expenses of the Fund exceed 1.10% of the Fund's average daily net assets. The Institutional
Class of the Fund is obligated to repay the Investment
Manager such amounts reimbursed in future years provided that the repayment occurs within three (3) years after the reimbursement and that such repayment would not cause the Institutional Class's total operating expenses in any such future year to exceed 1.10% of the Institutional Class' average daily net assets. In addition to any reimbursement agreed to by the Investment Manager, Essex from time to time may waive all or a portion of its fee. In such an event, the Investment Manager will, subject to certain conditions, waive an equal amount of the management fee.
During the period November 1, 1999 through February 28,
2002, the Investment Manager reimbursed the Fund $200,923.

The aggregate annual fee paid to each outside Trustee for serving as a Trustee of the Trust is $5,000. The Trustee fee expense shown in the financial statements represents the Fund's allocated portion of the total fees and expenses paid by the Fund and other affiliated funds in the Trust and in the complex.

The Fund has entered into a distribution agreement with MDI, to act as distributor of the Fund. The Fund has adopted a distribution plan to pay for the marketing of the shares. Pursuant to the distribution agreement and the Fund's distribution plan, the Board of Trustees has authorized payments to MDI at an annual rate of up to 0.25% of the Investor Class' average daily net assets.

(3) PURCHASES AND SALES OF SECURITIES
Purchases and sales of securities, excluding short-term securities, for the six months ended April 30, 2002, were $115,828,781 and $130,984,761, respectively. There were no purchases or sales of U.S. Government securities.

(4) PORTFOLIO SECURITIES LOANED
The Fund may participate in a securities lending program
providing for the lending of equity, corporate bonds and
government securities to qualified brokers. Collateral on
all securities loaned are accepted in cash and/or
government securities.  Collateral is maintained at a
minimum level of 100% of the market value, plus interest,
if applicable, of investments on loan. Collateral received,
in the form of cash is invested temporarily in
institutional money market funds by the custodian.
Earnings of such temporary cash investments are divided
between the custodian, as a fee for its services under the
program, and the Fund, according to agreed-upon rates.
                         13
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                 MANAGERS AMG FUNDS

INVESTMENT MANAGER AND ADMINISTRATOR
The Managers Funds LLC
40 Richards Avenue
Norwalk, Connecticut 06854-2325
(203) 857-5321 or (800) 835-3879

SUB-ADVISOR
Essex Investment Management Company, LLC
125 High Street
Boston, Massachusetts 02110

LEGAL COUNSEL
Goodwin Procter LLP
Exchange Place
Boston, Massachusetts 02109

TRANSFER AGENT
Boston Financial Data Services, Inc.
attn: Managers AMG Funds
P.O. Box 8517
Boston, Massachusetts 02266-8517
(800) 252-0682

TRUSTEES
Jack W. Aber
William E. Chapman, II
Sean M. Healey
Edward J. Kaier
Peter M. Lebovitz
Eric Rakowski

This report is prepared for the information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective Prospectus, which is available by calling 1-
800-835-3879. Distributed by Managers Distributors, Inc., a
NASD member.

                www.managersamg.com
               www.managersfunds.com